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                       METLIFE INVESTORS INSURANCE COMPANY
                 METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE

                          SUPPLEMENT DATED MAY 1, 2005
                                       TO
                        THE PROSPECTUS DATED MAY 1, 2005

This Supplement updates information contained in the prospectus dated May 1, 2005 for the Class XC variable annuity contract (the "contract") issued by MetLife Investors Insurance Company. This Supplement should be read and kept together with your contract prospectus for future reference. If you do not have a copy of the prospectus, write to us at 22 Corporate Plaza Drive, Newport Beach, CA 92660-7901 or call us at (800) 343-8496 to request a copy.

The following information replaces the figures from 01/01/2004 to 12/31/2004 for the MFS Research International Sub-Account found in "Appendix A - Condensed Financial Information" on page A-4:

                                                                     NUMBER OF
                                ACCUMULATION      ACCUMULATION     ACCUMULATION
                                UNIT VALUE AT     UNIT VALUE AT       UNITS
                                BEGINNING OF         END OF       OUTSTANDING AT
                                  PERIOD             PERIOD        END OF PERIOD
--------------------------------------------------------------------------------
MFS RESEARCH INTERNATIONAL SUB-ACCOUNT

01/01/2004  to  12/31/2004       9.443844          11.050305       103,508.3799
--------------------------------------------------------------------------------

The following information located under the Met/Putnam Research Sub-Account in "Appendix A - Condensed Financial Information" on page A-4 should be deleted:

--------------------------------------------------------------------------------

01/01/2004  to  12/31/2004       9.443844          11.050305       103,508.3799
--------------------------------------------------------------------------------



If you have any questions, please contact your account representative.

                                                         SUPP-MLIMO-XC-AUV#2-PRO